Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

19. Subsequent events

On March 5, 2025, the Company announced an increase of $0.075 per Class A common share in the quarterly supplemental dividend for a total quarterly dividend of $0.525 per Class A common share, commencing with the dividend payable in June 2025.

On February 12, 2025, the Company announced a dividend of $0.45 per Class A common share from the earnings of the fourth quarter of 2024 paid on March 6, 2025, to common shareholders of record as of February 24, 2025.

On January 9, 2025, the fourth high-reefer ECO 9,019 TEU was delivered for a purchase price $68,500. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.

In December 2024, the Company agreed to sell Tasman, a 5,936 TEU vessel. In February 2025, the Company agreed to also sell Keta, and Akiteta, each a 2,200 TEU vessel. Akiteta was delivered on February 19, 2025, and Tasman was delivered on March 10, 2025. The remaining vessel is scheduled for delivery in first half of 2025.

In January 2025, the Company entered into two additional sale and leaseback agreements, for $44,500 each, with Minsheng to finance the purchase of the remaining two high-reefer ECO 9,019 TEU Vessels which were delivered in December 2024 and both at that moment were fully paid in cash.